Alger Emerging Markets Fund Investment Strategy - Class A C Shares [Member] - Alger Emerging Markets Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is sub-advised by Redwood Investments, LLC (“Redwood”), an affiliate of the Manager (Redwood and the Manager, collectively referred to as the “Manager,” where applicable). Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Redwood and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Redwood. Redwood is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.The Fund invests in companies that it believes meet three primary criteria: (1) high quality companies, (2) which are attractively valued, and (3) where the Manager believes that future earnings and free cash flow growth will be meaningfully above what is expected by the market. High quality companies are those companies that offer strong earnings visibility and sustainability because of their durable competitive advantages, capable management teams, and prudent financial management. The Manager focuses on understanding industry and company dynamics to assess company quality, and on identifying and forecasting critical drivers to reach a differentiated view of future growth. The Fund is an all-cap, all-country, opportunistic focus fund which generally holds less than 50 holdings. Fund holdings may differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of emerging country issuers. The Manager may consider classifications including those of the World Bank, the International Finance Corporation, or the United Nations (and its agencies) in determining whether a country is an emerging country. Emerging countries include, but are not limited to, the countries that comprise the MSCI Emerging Markets Index. Currently, most Central and South American, African, Asian and Eastern European nations, among others, are considered emerging countries. The Fund may invest up to 20% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of frontier country issuers. Frontier countries include, but are not limited to, the countries that comprise the MSCI Frontier Markets Index. For purposes of the Fund’s investment strategies, the issuer of a security is considered to be located in a country if: (i) the company is organized under the laws of, or has a principal office in that country, (ii) the company’s securities are primarily listed in that country, or (iii) a majority of its assets are in, or a majority of its revenue or profits from businesses, investments or sales are from, that country. An emerging or frontier country issuer may also include an exchange-traded fund that is principally invested in equity securities of emerging or frontier market country issuers. The Fund generally invests in at least three emerging countries, and, at times, may invest a substantial portion of its assets in a single emerging country. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies. The Fund generally invests a substantial portion of its assets in a smaller number of issuers. The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the consumer discretionary, financials, information technology, communication services, and industrials sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.The Fund may invest in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.